Significant Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Significant Concentrations

Note 12. Significant Concentrations

One customer accounted for approximately 23% and 21% of revenue for the six months ended June 30, 2021 and 2020, respectively. No other customers represented more than 10% of revenue for the six months ended June 30, 2021 and 2020.

One vendor accounted for approximately 10% of purchases for the six months ended June 30, 2021. No other vendors represented more than 10% of purchases for the six months ended June 30, 2021 and 2020.

As of June 30, 2021 and December 31, 2020, one customer accounted for approximately 76% and 32% of accounts receivable, respectively. No other customers represented more than 10% of outstanding accounts receivable as of June 30, 2021 and December 31, 2020.

As of June 30, 2021, four vendors accounted for approximately 17%, 15%, 15%, and 12% of accounts payable. As of December 31, 2020, five vendors accounted for approximately 18%, 15%, 15%, 11% and 10% of accounts payable. No other vendors represented more than 10% of outstanding accounts payable balance as of June 30, 2021 and December 31, 2020.

Note 13. Significant Concentrations

One customer accounted for approximately 21% and 16% of revenue for the years ended December 31, 2020 and 2019, respectively. No other customers represented more than 10% of revenue for the years ended December 31, 2020 and 2019.

As of December 31, 2020, two customers accounted for approximately 32% and 10% of accounts receivable. As of December 31, 2019, two customers accounted for approximately 41% and 14% of accounts receivable. No other customers represented more than 10% of outstanding accounts receivable as of December 31, 2020 and 2019.

As of December 31, 2020, five vendors accounted for approximately 18%, 15%, 15%, 11%, and 10% of accounts payable. As of December 31, 2019, three vendors accounted for approximately 15%, 11%, and 10% of accounts payable. No other vendors represented more than 10% of outstanding accounts payable balance as of December 31, 2020 and 2019.